Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					11/18/2015
2	Payment Date					11/20/2015
3	Collection Period				9/27/2015	10/31/2015	35
4	Monthly Interest Period- Actual				10/20/2015	11/19/2015	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	20,113,410.59	—	20,113,410.59	—	—
8	Class A-2-B Notes	381,000,000.00	23,579,105.96	—	23,579,105.96	—	—
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	18,726,938.66	407,273,061.34	0.9560401
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$573,692,516.55	$—	$62,419,455.21	$511,273,061.34

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$869,991,444.84			$807,571,989.63

14	NPV Lease Payments Receivable	765,853,915.91	183,427,385.79			159,930,432.01
15	NPV Base Residual	1,003,094,909.72	686,564,059.05			647,641,557.62

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	8,715.81	0.0268179	20,122,126.40	61.9142351
18	Class A-2-B Notes	0.40425%	0.19425%	8,207.99	0.0215433	23,587,313.95	61.9089605
19	Class A-3 Notes	0.80000%	N/A	284,000.00	0.6666667	19,010,938.66	44.6266166
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			386,723.80		62,806,179.01

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						20,126,290.88
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						26,189,464.65
24	Sales Proceeds via Customer - Scheduled Terminations						22,273,193.21
25	Security Deposits for Terminated Accounts						27,424.00
26	Excess Wear and Tear Received						242,967.93
27	Excess Mileage Charges Received						247,416.43
28	Other Recoveries Received						38,250.42

29	Subtotal: Total Collections						69,145,007.52

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						4,487.23

33	Total Available Funds, prior to Servicer Advances						69,149,494.75

34	Servicer Advance						—

35	Total Available Funds						69,149,494.75

36	Reserve Account Draw						—

37	Available for Distribution						69,149,494.75

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						724,992.87
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						386,723.80
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					68,032,778.08
51	Regular Principal Distribution Amount					62,419,455.21
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						62,419,455.21
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						5,613,322.87

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		573,692,516.55
57	Less: Aggregate Securitization Value (End of Collection Period)		(807,571,989.63)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		573,692,516.55
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(511,273,061.34)

63	Regular Principal Distribution Amount		62,419,455.21

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		807,571,989.63
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		511,273,061.34

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		69,149,494.75
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		724,992.87
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		386,723.80
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		68,032,778.08
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		68,032,778.08

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13

87	Initial Reserve Account Balance		8,844,744.13
88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		933.29

90	Subtotal: Reserve Fund Available for Distribution		8,845,677.42
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,845,677.42
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		933.29

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	1,218	22,625,820.73
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(22,359,219.05)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		64,877.90
101	Less: Excess Wear and Tear Received		(242,967.93)
102	Less: Excess Mileage Received		(247,416.43)

103	Current Period Net Residual Losses/(Gains)	1,218	(158,904.78)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	8,785	(5,361,127.30)
106	Current Period Net Residual Losses (Item 101)	1,218	(158,904.78)

107	Ending Cumulative Net Residual Losses	10,003	(5,520,032.08)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.31%

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 3

G.	POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,768,948,826	807,571,990
111	Aggregate Base Residual Value			1,179,997,811	686,394,197
112	Number of Current Contracts			68,943	39,555
113	Weighted Average Lease Rate			2.78%	2.67%
114	Average Remaining Term			29.3	9.7
115	Average Original Term			39.2	39.8
116	Proportion of Base Prepayment Assumption Realized				139.37%
117	Actual Monthly Prepayment Speed				1.53%
118	Turn-in Ratio on Scheduled Terminations				89.49%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		41,928	948,903,262	869,991,445
120	Depreciation/Payments			(14,673,086)	(15,017,011)
121	Gross Credit Losses		(25)	(573,039)	(596,754)
122	Early Terminations - Regular		(1,130)	(26,217,028)	(24,179,869)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	2,375,118	(128)	(2,387,406)	(2,215,830)
125	Scheduled Terminations - Sold at Auction	4,168,909	(284)	(5,569,594)	(5,256,470)
126	Scheduled Terminations - Purchased by Dealer	15,746,665	(806)	(16,295,490)	(15,153,521)

127	Pool Balance - End of Period		39,555	883,187,620	807,571,990

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		39,003	796,829,583	98.67%
130	31 - 90 Days Delinquent		463	9,007,439	1.12%
131	91+ Days Delinquent		89	1,734,967	0.21%

132	Total		39,555	807,571,990	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			25	596,754
135	Aggregate Liquidation Proceeds on charged-off units				(164,752)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(38,250)

139	Current Period Aggregate Net Credit Losses/(Gains)			25	393,752

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			481	5,115,336
142	Current Period Net Credit Losses (Item 136)			25	393,752

143	Ending Cumulative Net Credit Losses			506	5,509,087

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.31%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				1,164
147	61 - 120 Days since Contract Maturity				146
148	121+ Days since Contract Maturity				28

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Scheduled
Payment Date	Reduction (1)
12/20/2015	56,202,595
1/20/2016	40,575,625
2/20/2016	25,321,285
3/20/2016	29,462,339
4/20/2016	51,563,058
5/20/2016	56,214,524
6/20/2016	55,781,535
7/20/2016	54,861,839
8/20/2016	59,911,063
9/20/2016	54,385,967
10/20/2016	61,495,056
11/20/2016	60,609,093
12/20/2016	55,349,479
1/20/2017	20,279,190
2/20/2017	10,205,460
3/20/2017	8,100,466
4/20/2017	22,174,530
5/20/2017	23,801,072
6/20/2017	22,580,226
7/20/2017	14,703,327
8/20/2017	7,402,453
9/20/2017	5,491,448
10/20/2017	4,704,155
11/20/2017	4,182,169
12/20/2017	2,122,228
1/20/2018	91,810
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—

Total:	807,571,989.62

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month